DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATION
DISCONTINUED OPERATION

3     DISCONTINUED OPERATION

Divestiture of professional education business

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in the professional education business (Note 1). Upon the consummation of the Divestiture on March 31, 2024, the Company lost its control over the professional education business while the primary focus has shifted to providing IT-focused supplementary STEM education services.

The Divestiture represented a strategic shift that had a major effect on the Company’s operations and financial results. And the professional education business met the criteria to be classified as held-for sale as of December 31, 2023 and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to professional education business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. As of December 31, 2023, all assets and liabilities of the professional education business are presented as current in the Consolidated Balance Sheet as the Divestiture has completed within one year.

3     DISCONTINUED OPERATION (CONTINUED)

Divestiture of professional education business (Continued)

The assets and liabilities are included in the captions “Current assets of discontinued operations held for sale”, “Non-current assets of discontinued operations held for sale”, “Current liabilities of discontinued operations held for sale” and “Non-current liabilities of discontinued operations held for sale”, in the accompanying balance sheets at December 31, 2022 and 2023 and consist of the following:

	December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	157,708	59,068
Time deposits	6,277	—
Restricted cash	17,730	3,520
Accounts receivable, net of allowance for credit losses-current	68,733	12,472
Amounts due from related parties	606	313
Assets held-for-sale	106,539	—
Prepaid expenses and others current assets	72,683	64,250
Time deposits-non current	124	120
Accounts receivable, net of allowance for credit losses-non-current	182	—
Property and equipment, net	44,838	34,991
Intangible assets, net	512	148
Right-of-use assets	101,797	49,671
Goodwill	3,366	3,366
Long-term investments	—	11,859
Deferred income tax assets	21,495	18,848
Other non-current assets, net	14,472	16,977
Total assets of discontinued operations held for sale	617,062	275,603

Balance sheet classification:
Current assets of discontinued operations held for sale	430,276	275,603
Non-current assets of discontinued operations held for sale	186,786	—
Total assets of discontinued operations held for sale	617,062	275,603

Short-term bank loans	22,000	20,000
Accounts payable	1,071	116
Amounts due to related parties	87	3,596
Operating lease liabilities-current	49,386	21,872
Income taxes payable	104,153	106,944
Deferred revenue-current	373,733	265,132
Accrued expenses and other current liabilities	186,605	107,127
Deferred revenue-non current	14,051	7,363
Operating lease liabilities-non-current	59,625	25,130
Other non-current liabilities	3,698	3,511
Total liabilities of discontinued operations held for sale	814,409	560,791

Balance sheet classification:
Current liabilities of discontinued operations held for sale	737,035	560,791
Non-current liabilities of discontinued operations held for sale	77,374	—
Total liabilities of discontinued operations held for sale	814,409	560,791

3     DISCONTINUED OPERATION (CONTINUED)

Divestiture of professional education business (Continued)

The condensed cash flows of professional education business were as follows for the years ended December 31, 2021, 2022 and 2023, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	79,173	(28,574)	(140,403)
Net cash provided by investing activities	79,651	6,109	106,592
Net cash provided by/(used in) financing activities	—	22,000	(2,000)

Professional education business results of operations for the years ended December 31, 2021, 2022 and 2023, shown in the table below, are included in the consolidated comprehensive (loss) income as “net income (loss) from the discontinued operation” for those respective periods, after intercompany eliminations, as applicable.

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	1,150,247	1,068,230	624,586
Cost of revenues	(405,750)	(327,627)	(226,214)
Gross profit	744,497	740,603	398,372
Selling and marketing expenses	(440,643)	(362,844)	(252,192)
General and administrative expenses	(210,532)	(206,588)	(149,828)
Research and development expenses	(65,787)	(51,780)	(28,434)
Operating income (loss)	27,535	119,391	(32,082)
Interest(expense) income, net	(276)	738	185
Income (loss) from discontinued operation	27,259	120,129	(31,897)
Gain on disposal of subsidiary (Note b)	—	—	26,797
Other income	4,106	3,133	64
Foreign currency exchange loss, net	(251)	(629)	(395)
Income/(loss) before income taxes	31,114	122,633	(5,431)
Income tax benefit (expense)	2,394	(35,338)	(6,549)
Net income (loss) from discontinued operation	33,508	87,295	(11,980)

The significant accounting policy of discontinued operation, except those disclosed in Note 2 are summarized as below.

a.Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;
●	identifying the performance obligations in the contract;
●	determining the transaction price;
●	allocating the transaction price to performance obligations in the contract; and
●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

3     DISCONTINUED OPERATION (CONTINUED)

a.Revenue recognition (Continued)

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of value added taxes (“VAT”) at rates ranging between 1% and 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT and non-IT related training courses to IT professional education. The Company also cooperate with universities and colleges in China to offer joint-major degree programs in accordance with the higher education reform policies of each province. The Company integrates its selected courses into universities and colleges’ standard undergraduate curriculum for students enrolled in such joint-major programs. Students can attend part of the courses in the Company’s established on-campus learning sites and part of the courses at the Company’s learning centers.

A majority of contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue. For certain students who borrow the tuition fee from financial service providers, the Company also provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. Given that the Company effectively takes on all of the credit risk of the borrowers and are compensated by the tuition fees charged, the guarantee is deemed as a service and the guarantee exposure is recognized as a stand-ready obligation in accordance with ASC Topic 460, Guarantees (see accounting policy for Guarantee Liabilities). The Company first allocates the transaction price to the guarantee liabilities, if any, in accordance with ASC Topic 460, Guarantees, which requires the guarantee to be measured initially at fair value based on the stand ready obligation. Then the remaining considerations are allocated to the tuition fees consistent with the guidance in ASC 606.

Certain qualified students are allowed to pay their tuition fees on installment for a period of time exceeding one year. When tuition services are sold on installment terms that exceeds one year beyond the point in time that revenue is recognized, the contract contains a significant financing component, and the consideration promised by the customer is variable. The receivable, and therefore the revenue is recorded at the present value of the payments. The difference between the present value of the receivable and the nominal or principal value of the tuition fees is recognized as interest income over the contractual repayment period using the effective interest rate method. The interest rate used to determine the present value of total amount receivable is the rate subject to management decision on the date of the transaction and it reflects the rate that the students can obtain financing of a similar nature from other sources at the date of the transaction.

The Company enters into arrangements with certain students that purchase multiple services. The performance obligations identified include tuition service and practical tutoring service. The Company treats training contracts with multiple performance obligations as separate units of accounting for revenue recognition purposes and recognizes revenue during the contract period when each performance obligation is satisfied. The Company allocates the transaction price to each performance obligations based on stand-alone selling price.

AI and software development revenue

The Company provides AI and software development service to universities and colleges. The Company is responsible for the installation, debugging and development of AI software.

3     DISCONTINUED OPERATION (CONTINUED)

a.Revenue recognition (Continued)

The Company is the principal to end customers. The Company acts as the principal in providing the AI and software development service to universities and colleges and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the universities and colleges. Cash received before inspection and acceptance is recorded as deferred revenue.

Each contract of AI and software development service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the AI and software development service are inspected and accepted, then AI and software development service revenue is recognized.

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	1,053,853	929,693	576,324
Services transferred at a point in time	96,394	138,537	48,262
Total net revenues	1,150,247	1,068,230	624,586

Net revenues recognized under ASC Topic 460 for the years ended December 31, 2021, 2022 and 2023 consist of the following:

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Guarantee service	7,885	12,503	15,630

b.Disposal of subsidiary

Gaohuiqiangxue Software (Hainan) Co.,Ltd.,(“the Gaohui group”), is a wholly-owned subsidiary of Beijing Tarena through the cooperation with universities and colleges in mainland China to offer joint-major degree programs and related peripheral services to colleges and students (the “Target Business”) in accordance with the higher education reform policies of each province. On April 28, 2023, the Company entered into agreements to dispose of its controlling interest in Target Business to a consortium led by Beijing Weike Xinneng Education Technology Ltd (“Beijing Weike”). Mr. Shaoyun Han is member of the investor consortium and has an interest in the disposal of our Target Business. Pursuant to the agreements, Beijing Weike shall invest RMB43,750 in the Gaohui group in exchange for 70% of the equity in the Beijing Tarena and Mr. Shaoyun Han shall invest RMB6,250 in the Gaohui group in exchange for 10% of the equity in the Beijing Tarena. Upon the completion of such investments on May 31, 2023, Beijing Tarena’s equity share in the Gaohui group has been diluted to 20%, Beijing Tarena lost control of Gaohui group then after. The Company engaged independent appraiser to evaluate the fair value of the Gaohui group and recognized a gain on disposal of subsidiary of RMB26,797. The Company then recognized the Gaohui group as the long-term investment and subsequent measured by equity method.

3     DISCONTINUED OPERATION (CONTINUED)

c.Accounts receivable

Accounts receivable primarily represent tuition fees due from students, universities and colleges and financial service providers. Accounts receivable which are due over one year as of the balance sheet date are presented as non-current assets. The unearned interest on accounts receivable which are due over one year is reported in the consolidated balance sheets as a direct deduction from the principal amount of accounts receivable. The Company maintains an allowance for credit losses for estimated losses resulting from the inability of its students, universities and colleges or financial service providers to make required payments. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management considers historical losses, the financial condition, the accounts receivable aging, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326. Accounts receivable that are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

d.Guarantee liabilities

For certain students who borrow the tuition fee from financial service providers, the Company provides a guarantee service to financial service providers whereas in the event of default, the financial service providers are entitled to receive unpaid interest and principal from the Company. In general, any unpaid interest and principal are paid when the borrower does not repay as scheduled.

For accounting purposes, at the inception of each loan, the Company recognizes the guarantee liability in accrued expenses and other current liabilities at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. Subsequent to the loan’s inception, the guarantee liability is composed of two components: (i) ASC Topic 460 component; and (ii) ASC Topic 450 component. The liability recorded based on ASC Topic 460 is determined on a loan by loan basis and it is reduced when the Company is released from the underlying risk, i.e. as the loan is repaid by the borrower or when the investor is compensated in the event of a default. This component is a stand ready obligation which is not subject to the probable threshold used to record a contingent obligation. The guarantee liabilities are generally reduced by recording a credit to guarantee service revenue as the guarantor is released from the underlying guaranteed risk. Subsequent to initial recognition, the guarantee obligation’s release from risk has typically been recognized over the term of the guarantee using a rational amortization method. The other component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability, measured using the guidance in ASC Topic 450, loans with similar risk characteristics are pooled into cohorts. The ASC 450 contingent component is recognized as part of operating expenses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio.